Document and Entity Information	Mar. 07, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 07, 2022
Entity Registrant Name	INTERNATIONAL MONEY EXPRESS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37986
Entity Tax Identification Number	47-4219082
Entity Address, Address Line One	9480 South Dixie Highway
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33156
City Area Code	305
Local Phone Number	671-8000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001683695
Title of 12(b) Security	Common stock ($0.0001 par value)
Trading Symbol	IMXI
Security Exchange Name	NASDAQ